Insurance and reinsurance - Summary of Composition of Insurance Service Result and Insurance Investment Result for Insurance Contracts Issued and Reinsurance Contracts Held (Detail) - CAD ($)
$ in Millions
	3 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Insurance service result
Insurance revenue	$ 1,354	$ 1,408
Insurance service expense	(1,105)	(1,124)
Net income (expense) from reinsurance contracts held	(9)	2
Insurance service result	240	286
Insurance investment result
Net investment income	148	370
Insurance finance income (expense)	(95)	(300)
Reinsurance finance income (expense)	6	12
Insurance investment result	59	82
Insurance service and insurance investment results	$ 299	$ 368